Income taxes (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impact on the P&L	R$ 8,759
Ending balance	11,107
Other comprehensive income	2,348
Non-current assets	1,557	R$ 13,882	R$ 6,443
Non-current liabilities	1,469	1,307	R$ 1,677
Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	21,576	12,433
Impact on the P&L	(6,390)	7,026
Ending balance	10,651	21,576
Other comprehensive income	(4,535)	2,117
Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,001	7,667
Impact on the P&L	1,543	535
Ending balance	10,563	9,001
Other comprehensive income	19	799
Net [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,575	4,766
Impact on the P&L	(7,933)	6,491
Ending balance	88	12,575
Other comprehensive income	(4,554)	1,318
Tax Losses [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,419	3,885
Impact on the P&L	248	3,534
Ending balance	7,667	7,419
Exchange Variations [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,618	2,069
Impact on the P&L	(845)	2,429
Ending balance	3,586	6,618
Other comprehensive income	(2,187)	2,120
Temporary Adjustment [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,890	3,922
Impact on the P&L	(1,275)	971
Ending balance	3,615	4,890
Other comprehensive income		(3)
Temporary Adjustment [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,038	751
Impact on the P&L	(807)	287
Ending balance	231	1,038
Lease [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,720	1,626
Impact on the P&L	2,085	94
Ending balance	3,805	1,720
Tax Credits [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	804	781
Impact on the P&L	2,178	23
Ending balance	2,982	804
Other [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	125	150
Impact on the P&L	(22)	(25)
Ending balance	103	125
Other [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	16	48
Impact on the P&L	(14)	(467)
Ending balance	21	16
Other comprehensive income	19	435
Valuation Allowance For Realization Of Deferred Tax Asset [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Impact on the P&L	(8,759)
Ending balance	(11,107)
Other comprehensive income	(2,348)
Amortization Of Goodwill Based On Future Profitability [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	716	721
Impact on the P&L	(66)	(5)
Ending balance	650	716
Tax Depreciation [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,681	4,056
Impact on the P&L	98	625
Ending balance	4,779	4,681
P I S C O F I N S Credit Exclusion Of I C M S From The Calculation Basis [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	190	189
Impact on the P&L		1
Ending balance	190	190
Right Of Use Of Assets [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,546	1,593
Impact on the P&L	2,206	(47)
Ending balance	3,752	1,546
Present Value Adjustment And Amortized Cost [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	652	194
Impact on the P&L	152	94
Ending balance	804	652
Other comprehensive income		364
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	162	115
Impact on the P&L	(26)	47
Ending balance	R$ 136	R$ 162